Other Financial Assets (Tables)	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other financial assets

	JPY (millions) As of March 31
	2020	2021
Derivative assets	¥25,629	¥64,100
Investment in convertible notes at fair value through P&L	9,418	12,176
Investment in debt instruments at fair value through P&L	1,029	800
Investment in equity instruments at fair value through OCI	127,455	145,070
Financial assets associated with contingent consideration arrangements	92,516	25,446
Restricted deposits	8,490	3,371
Other	13,406	21,517
Total	¥277,943	¥272,480
Non-current	¥262,121	¥235,882
Current	¥15,822	¥36,598